ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 656.7	$ 565.7
Accrued liabilities	426.9	355.7
Accrued interest	88.8	74.3
Accrued payroll and benefits	137.2	125.3
Deferred revenue	248.1	198.7
Accounts payable and accrued liabilities	$ 1,557.7	$ 1,319.7